Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
Salaries	£ 1,252	£ 1,103
Bonus awards	217	195
Temporary and contract costs	106	116
Social security costs	180	163
Pension costs	151	184
- defined benefit schemes	60	108
- defined contribution schemes	91	76
Other	99	47
Staff costs	2,005	1,808
Premises and equipment	570	534
Depreciation and amortisation	469	413
Other administrative expenses	871	898
Administrative expenses	1,910	1,845
Operating expenses	3,915	3,653
Depreciation on right of use assets	£ 53	£ 58